Taxation (Details) - Schedule of Income Tax Benefit ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Benefit [Abstract]
Current income tax benefit	¥ (3,039)		¥ (2,909)
Total income tax benefit	¥ (3,039)	$ (418)	¥ (2,909)